Note 14 - 401(k) Plan	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
14.

401
(k) Plan

The Company has a qualified retirement plan under section
401
(k) of the Internal Revenue Code (“IRC”) under which participants may
contribute up to
90%
of their eligible compensation, subject to maximum deferral limits specified by the IRC. The Company may
make a discretionary matching contribution to the
401
(k) plan, and
may
make a discretionary employer contribution to each eligible employee each year. Eligible employees vest in the Company’s contributions over a graded four
year schedule. To date, the Company has made
no
contributions to the
401
(k) plan.